Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.13%
Communication services: 5.54%
Interactive media & services: 5.54%
Alphabet, Inc. Class C	25,732	$8,711,054
Consumer discretionary: 9.68%
Automobiles: 1.98%
General Motors Co.	37,075	3,114,300
Broadline retail: 3.36%
Amazon.com, Inc.†	22,030	5,271,779
Specialty retail: 2.92%
Home Depot, Inc.	12,261	4,592,848
Textiles, apparel & luxury goods: 1.42%
NIKE, Inc. Class B	36,094	2,230,970
Consumer staples: 7.15%
Consumer staples distribution & retail: 1.78%
Walmart, Inc.	23,515	2,801,577
Food products: 2.63%
Mondelez International, Inc. Class A	70,542	4,124,591
Personal care products: 2.74%
Unilever PLC ADR	63,086	4,312,559
Energy: 6.23%
Energy equipment & services: 1.68%
Baker Hughes Co. Class A	47,159	2,642,790
Oil, gas & consumable fuels: 4.55%
ConocoPhillips	22,783	2,374,672
Exxon Mobil Corp.	33,819	4,782,007
		7,156,679
Financials: 19.81%
Banks: 5.61%
Bank of America Corp.	104,453	5,556,899
Citigroup, Inc.	28,224	3,265,799
		8,822,698
Capital markets: 3.78%
Intercontinental Exchange, Inc.	34,228	5,948,142
Consumer finance: 3.49%
Capital One Financial Corp.	25,046	5,483,321
Financial services: 5.70%
Berkshire Hathaway, Inc. Class B†	10,292	4,945,615
See accompanying notes to portfolio of investments
Allspring Large Cap Value Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Financial services(continued)
Rocket Cos., Inc. Class A	62,153	$1,114,403
Visa, Inc. Class A	8,990	2,893,252
		8,953,270
Insurance: 1.23%
Chubb Ltd.	6,264	1,939,084
Health care: 13.80%
Biotechnology: 1.33%
Vertex Pharmaceuticals, Inc.†	4,446	2,089,175
Health care equipment & supplies: 2.04%
Medtronic PLC	31,196	3,211,940
Health care providers & services: 4.96%
Cigna Group	11,534	3,161,585
Labcorp Holdings, Inc.	17,091	4,640,548
		7,802,133
Life sciences tools & services: 2.85%
Danaher Corp.	20,424	4,470,609
Pharmaceuticals: 2.62%
Johnson & Johnson	18,134	4,120,952
Industrials: 13.55%
Aerospace & defense: 1.41%
RTX Corp.	11,044	2,219,071
Building products: 1.04%
Owens Corning	13,693	1,640,969
Electrical equipment: 1.70%
Eaton Corp. PLC	7,587	2,666,223
Ground transportation: 5.07%
Canadian Pacific Kansas City Ltd.	72,489	5,388,832
Union Pacific Corp.	11,013	2,589,157
		7,977,989
Industrial conglomerates: 2.85%
Honeywell International, Inc.	19,660	4,473,043
Trading companies & distributors: 1.48%
AerCap Holdings NV	16,220	2,330,165
Information technology: 11.27%
IT services: 2.78%
Accenture PLC Class A	12,250	3,229,590
International Business Machines Corp.	3,746	1,148,898
		4,378,488
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Value Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.21%
NXP Semiconductors NV	11,994	$2,712,323
Qnity Electronics, Inc.	17,167	1,651,122
Teradyne, Inc.	9,330	2,248,997
		6,612,442
Software: 4.28%
Cadence Design Systems, Inc.†	11,298	3,348,275
Microsoft Corp.	7,845	3,375,625
		6,723,900
Materials: 5.63%
Chemicals: 1.42%
Sherwin-Williams Co.	6,290	2,230,686
Construction materials: 4.21%
Amrize Ltd.†	79,267	4,171,029
Vulcan Materials Co.	8,137	2,445,494
		6,616,523
Real estate: 2.52%
Industrial REITs: 1.61%
Prologis, Inc.	19,398	2,532,603
Real estate management & development: 0.91%
CBRE Group, Inc. Class A†	8,394	1,429,750
Utilities: 3.95%
Electric utilities: 3.95%
NextEra Energy, Inc.	70,683	6,213,036
Total common stocks (Cost $128,572,064)		155,845,359

		Yield
Short-term investments: 0.82%
Investment companies: 0.82%
Allspring Government Money Market Fund Select Class♠∞		3.63%	1,280,800	1,280,800
Total short-term investments (Cost $1,280,800)				1,280,800
Total investments in securities (Cost $129,852,864)	99.95%			157,126,159
Other assets and liabilities, net	0.05			79,770
Total net assets	100.00%			$157,205,929

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	Liquidated on August 8, 2025

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Value Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$18,628,764	$(17,347,964)	$0	$0	$1,280,800	1,280,800	$36,760
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Large Cap Value Portfolio*	99.99%	0.00%	$4,144,755	$(17,918,009)	$687,620	$103	$23,593	$0

*	Liquidated on August 8, 2025
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Value Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,711,054	$0	$0	$8,711,054
Consumer discretionary	15,209,897	0	0	15,209,897
Consumer staples	11,238,727	0	0	11,238,727
Energy	9,799,469	0	0	9,799,469
Financials	31,146,515	0	0	31,146,515
Health care	21,694,809	0	0	21,694,809
Industrials	21,307,460	0	0	21,307,460
Information technology	17,714,830	0	0	17,714,830
Materials	8,847,209	0	0	8,847,209
Real estate	3,962,353	0	0	3,962,353
Utilities	6,213,036	0	0	6,213,036
Short-term investments
Investment companies	1,280,800	0	0	1,280,800
Total assets	$157,126,159	$0	$0	$157,126,159
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Large Cap Value Fund | 5